UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: April 30, 2009

ITEM 1.   SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS
TARGET
RETIREMENT SERIES
FORM N-Q
APRIL 30, 2009

Legg Mason Partners Target Retirement 2015

Schedules of Investments (unaudited)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
	iShares Trust:
2,030	iShares MSCI EAFE Index Fund	$85,098
600	iShares Russell 1000 Growth Index Fund	23,184
1,250	iShares Russell 1000 Value Index Fund	56,262
350	iShares Russell 2000 Index Fund	16,982
16,197	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares (a)	141,723
	Legg Mason Global Trust, Inc.:
1,296	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	17,551
6,476	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	61,587
1,454	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	21,397
	Legg Mason Partners Equity Trust:
291	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	21,219
2,711	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	27,357
10,541	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	63,038
4,128	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	30,052
705	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	21,551
3,807	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	29,390
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	11,068
1,650	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	52,355
	Western Asset Funds, Inc.:
24,964	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	224,680
1,729	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	11,652

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.6% (Cost — $1,111,549#)	916,146
	Other Assets in Excess of Liabilities — 0.4%	3,730

	TOTAL NET ASSETS — 100.0%	$919,876

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2020

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
	iShares Trust:
2,700	iShares MSCI EAFE Index Fund	$113,184
1,000	iShares Russell 1000 Growth Index Fund	38,640
1,900	iShares Russell 1000 Value Index Fund	85,519
400	iShares Russell 2000 Index Fund	19,408
20,117	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares (a)	176,027
	Legg Mason Global Trust, Inc.:
1,634	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	22,129
8,773	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	83,432
1,884	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	27,730
	Legg Mason Partners Equity Trust:
413	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	30,094
4,199	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	42,369
15,116	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	90,395
6,101	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	44,416
2,760	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares (a)	10,985
1,118	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	34,170
3,825	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	29,531
700	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	19,369
1,900	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	60,287
	Western Asset Funds, Inc.:
22,143	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	199,289
867	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	5,846

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.8%(Cost — $1,320,793#)	1,132,820
	Other Assets in Excess of Liabilities — 0.2%	2,064

	TOTAL NET ASSETS — 100.0%	$1,134,884

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2025

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
	iShares Trust:
2,290	iShares MSCI EAFE Index Fund	$95,997
1,000	iShares Russell 1000 Growth Index Fund	38,640
1,950	iShares Russell 1000 Value Index Fund	87,770
300	iShares Russell 2000 Index Fund	14,556
15,078	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares (a)	131,933
	Legg Mason Global Trust, Inc.:
963	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	13,035
7,530	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	71,614
1,963	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	28,900
	Legg Mason Partners Equity Trust:
385	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	28,033
4,211	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	42,488
12,960	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	77,503
6,224	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	45,309
7,338	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	29,204
1,095	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	33,466
3,904	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	30,142
200	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	5,534
1,600	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	50,768
	Western Asset Funds, Inc.:
12,218	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	109,964
1,043	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	7,029

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.6%(Cost — $1,153,636#)	941,885
	Other Assets in Excess of Liabilities — 0.4%	3,471

	TOTAL NET ASSETS — 100.0%	$945,356

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2030

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 98.5%
	iShares Trust:
2,530	iShares MSCI EAFE Index Fund	$106,058
1,200	iShares Russell 1000 Growth Index Fund	46,368
2,500	iShares Russell 1000 Value Index Fund	112,525
400	iShares Russell 2000 Index Fund	19,408
8,369	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares (a)	73,226
	Legg Mason Global Trust, Inc.:
265	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	3,584
8,522	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	81,046
2,661	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	39,170
	Legg Mason Partners Equity Trust:
542	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	39,488
5,791	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	58,429
13,348	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	79,823
7,881	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	57,369
13,084	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	52,075
1,399	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	42,747
3,490	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	26,945
200	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	5,534
1,800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	57,114
	Western Asset Funds, Inc.:
9,374	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	84,366
2,693	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	18,151

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 98.5% (Cost — $1,226,020#)	1,003,426
	Other Assets in Excess of Liabilities — 1.5%	14,910

	TOTAL NET ASSETS — 100.0%	$1,018,336

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2035

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.2%
	iShares Trust:
1,900	iShares MSCI EAFE Index Fund	$79,648
1,200	iShares Russell 1000 Growth Index Fund	46,368
2,350	iShares Russell 1000 Value Index Fund	105,774
300	iShares Russell 2000 Index Fund	14,556
	Legg Mason Global Trust, Inc.:
103	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	1,392
6,014	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	57,193
2,701	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	39,753
	Legg Mason Partners Equity Trust:
488	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	35,510
5,483	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	55,326
10,630	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	63,569
7,380	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	53,723
10,106	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	40,221
1,269	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	38,756
2,549	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	19,678
100	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,767
1,350	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	42,836
	Western Asset Funds, Inc.:
3,929	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	35,359
2,115	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	14,254

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.2% (Cost — $996,552#)	746,683
	Other Assets in Excess of Liabilities — 0.8%	5,648

	TOTAL NET ASSETS — 100.0%	$752,331

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2040

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
	iShares Trust:
1,800	iShares MSCI EAFE Index Fund	$75,456
1,200	iShares Russell 1000 Growth Index Fund	46,368
2,400	iShares Russell 1000 Value Index Fund	108,024
400	iShares Russell 2000 Index Fund	19,408
	Legg Mason Global Trust, Inc.:
919	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	12,442
5,628	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	53,524
2,334	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	34,352
	Legg Mason Partners Equity Trust:
513	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	37,319
5,312	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	53,603
9,561	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	57,176
7,260	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	52,850
6,835	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	27,205
1,228	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	37,530
4,787	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	36,952
300	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	8,301
1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	41,249
3,908	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	35,170

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.7% (Cost — $981,792#)	736,929
	Other Assets in Excess of Liabilities — 0.3%	2,131

	TOTAL NET ASSETS — 100.0%	$739,060

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2045

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
	iShares Trust:
1,800	iShares MSCI EAFE Index Fund	$75,456
1,200	iShares Russell 1000 Growth Index Fund	46,368
2,400	iShares Russell 1000 Value Index Fund	108,024
400	iShares Russell 2000 Index Fund	19,408
	Legg Mason Global Trust, Inc.:
941	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	12,746
5,770	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	54,878
2,398	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	35,292
	Legg Mason Partners Equity Trust:
514	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	37,388
5,447	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	54,959
9,788	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	58,535
7,445	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	54,197
6,978	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	27,773
1,260	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	38,486
4,891	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	37,756
500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	13,835
1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	41,249
4,001	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	36,008

	TOTAL INVESTMENTS IN UNDERLYING FUNDS— 99.4% (Cost — $1,004,235#)	752,358
	Other Assets in Excess of Liabilities — 0.6%	4,293

	TOTAL NET ASSETS — 100.0%	$756,651

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2050

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.3%
	iShares Trust:
1,800	iShares MSCI EAFE Index Fund	$75,456
1,200	iShares Russell 1000 Growth Index Fund	46,368
2,300	iShares Russell 1000 Value Index Fund	103,523
400	iShares Russell 2000 Index Fund	19,408
	Legg Mason Global Trust, Inc.:
897	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	12,150
5,303	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	50,432
2,275	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	33,484
	Legg Mason Partners Equity Trust:
430	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	31,316
5,185	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	52,322
8,983	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	53,716
7,603	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	55,353
6,716	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	26,730
1,199	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	36,626
4,409	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	34,036
500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	13,835
1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	41,249
3,602	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	32,415

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.3% (Cost — $971,586#)	718,419
	Liabilities in Excess of Other Assets — (0.3)%	(2,142)

	TOTAL NET ASSETS — 100.0%	$716,277

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement Fund

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.0%
	iShares Trust :
1,200	iShares MSCI EAFE Index Fund	$50,304
300	iShares Russell 1000 Growth Index Fund	11,592
500	iShares Russell 1000 Value Index Fund	22,505
400	iShares Russell 2000 Index Fund	19,408
15,225	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares (a)	133,217
	Legg Mason Global Trust, Inc.:
841	Legg Mason Emerging Markets Trust, Institutional Select Class Shares (a)*	11,386
3,537	Legg Mason International Equity Trust, Institutional Select Class Shares (a)	33,638
538	Legg Mason Growth Trust, Inc., Institutional Class Shares (a)*	7,920
	Legg Mason Partners Equity Trust:
75	Legg Mason Partners Aggressive Growth Fund, Class IS Shares (a)*	5,463
895	Legg Mason Partners Appreciation Fund, Class IS Shares (a)	9,031
5,953	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares (a)	35,600
1,131	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares (a)	8,236
171	Legg Mason Value Trust, Inc., Institutional Class Shares (a)	5,213
3,667	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	28,307
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	11,068
1,600	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	50,768
	Western Asset Funds, Inc.:
43,628	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	392,650
10,142	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	68,360

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.0%(Cost — $1,057,908#)	904,666
	Liabilities in Excess of Other Assets — 0.0%	(262)

	TOTAL NET ASSETS — 100.0%	$904,404

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Target Retirement 2015 (“Retirement 2015”), Legg Mason Partners Target Retirement 2020 (“Retirement 2020”), Legg Mason Partners Target Retirement 2025 (“Retirement 2025”), Legg Mason Partners Target Retirement 2030 (“Retirement 2030”), Legg Mason Partners Target Retirement 2035 (“Retirement 2035”), Legg Mason Partners Target Retirement 2040 (“Retirement 2040”), Legg Mason Partners Target Retirement 2045 (“Retirement 2045”), Legg Mason Partners Target Retirement 2050 (“Retirement 2050”), and Legg Mason Partners Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing Retirement 2015’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$916,146	$916,146	—	—

The following is a summary of the inputs used in valuing Retirement 2020’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,132,820	$1,132,820	—	—

Notes to Schedules of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Retirement 2025’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$941,885	$941,885	—	—

The following is a summary of the inputs used in valuing Retirement 2030’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,003,426	$1,003,426	—	—

The following is a summary of the inputs used in valuing Retirement 2035’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$746,683	$746,683	—	—

The following is a summary of the inputs used in valuing Retirement 2040’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$736,929	$736,929	—	—

The following is a summary of the inputs used in valuing Retirement 2045’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$752,358	$752,358	—	—

The following is a summary of the inputs used in valuing Retirement 2050’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$718,419	$718,419	—	—

The following is a summary of the inputs used in valuing Retirement Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$904,666	$904,666	—	—

Notes to Schedules of Investments (unaudited) (continued)
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Appreciation	Depreciation	Depreciation

Retirement 2015	—	$(195,403)	$(195,403)
Retirement 2020	—	(187,973)	(187,973)
Retirement 2025	—	(211,751)	(211,751)
Retirement 2030	—	(222,594)	(222,594)
Retirement 2035	$817	(250,686)	(249,869)
Retirement 2040	—	(244,863)	(244,863)
Retirement 2045	—	(251,877)	(251,877)
Retirement 2050	—	(253,167)	(253,167)
Retirement Fund	—	(153,242)	(153,242)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of April 30, 2009, the Funds did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: June 23, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: June 23, 2009